Joint Arrangements (Tables)	6 Months Ended
Jun. 30, 2022
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Revenue	63	110	129	229
Expenses	63	128	127	255
Net Earnings (Loss)	—	(18)	2	(26)
Balance Sheet

As at	June 30, 2022	December 31, 2021
Current Assets (1)	188	167
Non-Current Assets	1,477	1,433
Current Liabilities	117	62
Non-Current Liabilities	894	896
Net Assets	654	642
(1)Includes cash and cash equivalents of $47 million (December 31, 2021 – $46 million).